Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Intangible assets

6. Intangible assets

	Website	Software	Total
	MYR	MYR	MYR
Cost
As of January 1, 2024	10,954	60,000	70,954
Additions	–	2,293,650	2,293,650
As of December 31, 2024 and January 1, 2025	10,954	2,353,650	2,364,604
Additions	–	–	–
As of December 31, 2025	10,954	2,353,650	2,364,604
As of December 31, 2025 (USD)	2,701	580,289	582,990

Accumulated amortization
As of January 1, 2024	8,606	16,000	24,606
Charge for the year	1,818	241,365	243,183
As of December 31, 2024 and January 1, 2025	10,424	257,365	267,789
Charge for the year	318	470,730	471,048
As of December 31, 2025	10,742	728,095	738,837
As of December 31, 2025 (USD)	2,648	179,512	182,160

Carrying values
As of January 1, 2024	2,348	44,000	46,348
As of December 31, 2024 and January 1, 2025	530	2,096,285	2,096,815
As of December 31, 2025	212	1,625,555	1,625,767
As of December 31, 2025 (USD)	53	400,777	400,830